UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
May 1, 2014 to October 31, 2014

Commission File Number of issuing entity: 333-168010-01 ENTERGY ARKANSAS RESTORATION FUNDING, LLC (Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 001-10764
ENTERGY ARKANSAS, INC.
(Exact name of sponsor as specified in its charter)

DELAWARE
(State or other jurisdiction of incorporation or organization of the issuing entity)

27-2875268
(IRS Employer Identification No.)

425 West Capitol Avenue, 27th floor Little Rock, Arkansas	72201
(Address of principal executive offices of the issuing entity)	(Zip Code)

(501) 377-5886
(Registrant’s Telephone Number, Including Area Code)

None
(Former Name or Former Address, if Changed Since Last Report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Senior Secured Storm Recovery Bonds			x

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

x	Yes	No

PART I - DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1, and supplemental servicer information is provided in Exhibit 99.2.

The record date for distributions described in Exhibit 99.1 is October 31, 2014.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibits 99.1 and 99.2 is included in the Prospectus Supplement relating to the Senior Secured Storm Recovery Bonds (the "Bonds"), dated August 11, 2010, and related Prospectus, dated August 6, 2010, of Entergy Arkansas Restoration Funding, LLC (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) of the Securities Act of 1933 on August 13, 2010.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the November 1, 2014 distribution date for the semi-annual distribution period of May 1, 2014 to October 31, 2014.

PART II - OTHER INFORMATION

Item 2.	Legal Proceedings.

None.

Item 3.	Sale of Securities and Use of Proceeds.

None.

Item 4.	Defaults Upon Senior Securities.

Omitted pursuant to General Instruction C of Form 10-D.

Item 5.	Submission of Matters to a Vote of Security Holders.

Omitted pursuant to General Instruction C of Form 10-D.

Item 6.	Significant Obligors of Pool Assets

Omitted pursuant to General Instruction C of Form 10-D.

Item 7.	Significant Enhancement Provider Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 8.	Other Information

Omitted pursuant to General Instruction C of Form 10-D.

Item 9.	Exhibits.

(a)	Documents filed as a part of this report:

*99.1	Semi-Annual Servicer's Certificate relating to the Bonds, dated October 25, 2014.

*99.2	Monthly Servicer’s Certificates for each month in the distribution period from May 1, 2014 to October 31, 2014.

(b)	Exhibits required by this Form and Item 601 of Regulation S-K:

3.1
Certificate of Formation of the Issuing Entity filed with the Delaware Secretary of State on June 17, 2010 (incorporated by reference to Exhibit 3.3 to the Issuing Entity’s Form S-3/A dated August 4, 2010).

3.2	Limited Liability Company Agreement of the Issuing Entity executed as of June 17, 2010 (incorporated by reference to Exhibit 3.4 to the Issuing Entity’s Form S-3/A dated August 4, 2010).

4.1
Indenture dated as of August 18, 2010 between the Issuing Entity and The Bank of New York Mellon providing for the issuance of Senior Secured Storm Recovery Bonds (incorporated by reference to Exhibit 4.1 to the Issuing Entity’s Report on Form 8-K dated August 18, 2010).

4.2
Form of Senior Secured Storm Recovery Bonds (included as Exhibit A to the Indenture filed as Exhibit 4.1) (incorporated by reference to Exhibit 4.1 to the Issuing Entity’s Report on Form 8-K dated August 18, 2010).

10.1
Storm Recovery Property Purchase and Sale Agreement dated as of August 18, 2010 between the Issuing Entity and Entergy Arkansas, Inc., as seller (incorporated by reference to Exhibit 99.2 to the Issuing Entity’s Report on Form 8-K dated August 18, 2010).

10.2
Storm Recovery Property Servicing Agreement dated as of August 18, 2010 between the Issuing Entity and Entergy Arkansas, Inc., as servicer (incorporated by reference to Exhibit 99.1 to the Issuing Entity's Report on Form 8-K dated August 18, 2010).

10.3
Administration Agreement dated as of August 18, 2010 between the Issuing Entity and Entergy Arkansas, Inc., as administrator (incorporated by reference to Exhibit 99.3 to the Issuing Entity’s Report on Form 8-K dated August 18, 2010).

*99.1	Semi-Annual Servicer's Certificate relating to the Bonds, dated October 25, 2014.

*99.2	Monthly Servicer’s Certificates for each month in the distribution period from May 1, 2014 to October 31, 2014.

* Filed herewith
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

ENTERGY ARKANSAS RESTORATION FUNDING, LLC (Issuing Entity)
By: Entergy Arkansas, Inc., as servicer

By: /s/ Alyson M. Mount
Name: Alyson M. Mount
Title: Senior Vice President and
Chief Accounting Officer

Date: November 12, 2014

EXHIBIT INDEX

99.1     Semi-Annual Servicer's Certificate relating to the Bonds, dated October 25, 2014.

99.2	Monthly Servicer’s Certificates for each month in the distribution period from May 1, 2014 to October 31, 2014.